Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Company and Subsidiaries

Details of the Company and its subsidiaries after reorganization are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership 2024	% of Ownership 2023	Principal Activities
Luda Technology Group Limited (“Luda Cayman” or the “Company”)	October 21, 2021	Cayman Islands	Parent	Parent	Investment holding
Luda Investment Holding Limited (“Luda BVI”)	October 25, 2021	British Virgin Islands	100%	100%	Investment holding
Luda Development Limited (“Luda HK”)	February 20, 2004	Hong Kong	100%	100%	Trading of steel pipes, valves, and other steel tubing products
Luda (Taian) Industrial Company (“Luda PRC”)	April 4, 2005	PRC	100%	100%	Manufacture and sale of stainless steel and carbon steel flanges and fittings products